SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 0.02 par value, Authorized	150,000,000	150,000,000
Ordinary shares of NIS 0.02 par value, Issued and Outstanding	25,754,297	25,750,547
Ordinary shares par value	₪ 0.02	₪ 0.02